Contribution Agreement (Details) - Schedule of consideration given and charged to acquisition expense	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of consideration given and charged to acquisition expense [Abstract]
Fair value of common stock at share exchange date	$ 3,216,649
Identifiable assets acquired at September 20, 2021
Cash	1,219,855
VAT receivable	12,497
Accounts payable	(35,443)
Total Identifiable assets	1,196,910
Unidentified assets acquired
Acquisition expense	2,019,739
Total net identifiable assets and transaction costs	$ 3,216,649